Income Taxes - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Jan. 31, 2019
Unrecognized tax benefits, Income tax penalties and Interest accrued					$ 0	$ 0
Gross unrecognized tax benefits					$ 0	$ 0
Planet Labs Inc [Member]
Deferred tax assets, Gross			$ 131,126,000	$ 114,906,000
Undistributed earnings of foreign subsidiaries			$ 1,400,000
Deferred tax liability not recognized, Determination of deferred tax liability is not practicable, Undistributed earnings of foreign subsidiaries			the corresponding unrecognized deferred U.S. income tax liability is not material
Operating loss carryforwards, Expiration, Beginning term			2022
Unrecognized tax benefits that would impact effective tax rate			$ 0
Unrecognized tax benefits, Income tax penalties and Interest accrued	$ 0		0	0
Unrecognized tax benefits, Income tax penalties and Interest expense	0		0	0
Income tax expense	$ 822,000	$ 569,000	1,073,000	130,000
Income tax examination descrption	All tax years remain open to examination by taxing jurisdictions to which the Company is subject.
Gross unrecognized tax benefits	$ 5,400,000		4,714,000	$ 3,918,000			$ 3,234,000
Planet Labs Inc [Member] | Domestic Tax Authority [Member]
Operating loss carryforwards			384,800,000
Planet Labs Inc [Member] | Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforward, Amount			$ 13,700,000
Tax credit carryforward, Expiration, Beginning term			2032
Planet Labs Inc [Member] | State and Local Jurisdiction [Member]
Operating loss carryforwards			$ 163,200,000
Planet Labs Inc [Member] | State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member] | California Franchise Tax Board [Member]
Tax credit carryforward, Amount			9,800,000
Planet Labs Inc [Member] | Foreign Tax Authority [Member]
Operating loss carryforwards			$ 1,300,000